Assets and Liabilities Held for Sale/Discontinued Operations - Summary of cash flows from discontinued operations (Details) - USD ($) $ in Millions	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Lived Assets Held-for-sale [Line Items]
Net cash (used in)/provided by operating activities	$ (5)	$ (3)	$ (8)	$ (5)	$ (22)	$ (7)
Net cash provided by investing activities	0	(30)	(38)	23	36	47
Net cash used in used in financing activities	$ 20	$ 16	$ 0	0	(96)	(333)
Jack-up rigs
Long Lived Assets Held-for-sale [Line Items]
Net cash (used in)/provided by operating activities				13	2	40
Net cash provided by investing activities				0	0	0
Net cash used in used in financing activities				0	(96)	0
NSNCo
Long Lived Assets Held-for-sale [Line Items]
Net cash (used in)/provided by operating activities				(18)	(24)	(33)
Net cash provided by investing activities				23	36	47
Net cash used in used in financing activities				$ 0	$ 0	$ (333)